Related party transactions:	12 Months Ended
Mar. 31, 2011
Related party transactions:

21. Related party transactions:

As of March 31, 2011, the Chief Executive Officer (“CEO”) of the Company, a business entity discussed below indirectly owned by the CEO, and the CEO’s immediate family member held 8.6%, 3.9% and 1.8% of the outstanding shares of the Company, respectively.

In October 2010, the Company entered into a share exchange transaction (“the Share Exchange”) with NSRV to make NSRV a wholly owned subsidiary of the Company. The Company allocated 721,534 shares of the Company’s common stock held in treasury into the Share Exchange. The CEO was allocated 74,100 shares of the Company’s common stock, because he had owned shares of NSRV. The share exchange transaction with the CEO was at arm’s-length. The related party transaction did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

Loan to S.N.Kohsan-

In December 2008, the Company advanced a loan of ¥14,500 million to S.N. Kohsan, a company indirectly owned by the CEO. The loan was guaranteed by the CEO and collateralized by a pledge of 4,500,000 of the CEO’s shares in NIDEC. The loan had a term of 5 years and accrued interest quarterly at an annual rate of 2.4%. The loan was repaid in full on February 17, 2009 after the Company and the CEO determined that the loan was not permitted under Section 402 of the U.S. Sarbanes-Oxley Act of 2002. The loan receivable and its subsequent repayment were recorded in the balance sheet in equity and are presented as a financing activity in the Cash Flow Statement.

S.N. Kohsan obtained the funds to repay the loan through the sale of a total of 3,356,000 of its shares in NIDEC through the J-NET and on the Osaka Securities Exchange. Of these shares, 2,917,800 were purchased by the Company through the J-NET for a total of ¥12,867 million.

A special committee of the Company’s Board of Corporate Auditors conducted an independent investigation of this matter with the assistance of independent counsel and concluded that the failure to comply with Section 402 was inadvertent. We voluntarily brought this matter to the attention of the U.S. Securities and Exchange Commission (the “SEC”). The Division of Enforcement of the SEC advised that it was conducting an informal inquiry into the issue, and we cooperated fully with the informal inquiry. We have subsequently been advised by the Staff of the Division of Enforcement that its investigation has been concluded and that the Staff will not recommend that enforcement proceedings be commenced.

During the period the loan was outstanding, S.N. Kohsan qualified as a variable interest entity. NIDEC was not the primary beneficiary.